Net Loss Per Share (Details) - Schedule of diluted net loss per share attributable to common stockholders - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of diluted net loss per share attributable to common stockholders [Abstract]
Convertible preferred stock	83,044,690	83,044,690
Outstanding stock options	21,552,842	17,468,983
Outstanding common stock warrants	336,436	336,436
Convertible promissory notes	48,795,210	29,384,943
Unvested early exercised stock awards		60,082
Total	153,729,178	130,295,134